UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kenmare Capital Partners, L.L.C.
Address: 712 Fifth Avenue
         9th Floor
         New York, New York  10019

13F File Number:  28-11467

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark McGrath
Title:     Principal
Phone:     212.521.5987

Signature, Place, and Date of Signing:

     Mark McGrath     New York, New York     May 17, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     18

Form13F Information Table Value Total:     $102,226 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS INC         COM              00751Y106      419    10000 SH       SOLE                    10000
ASCENT MEDIA CORP              COM SER A        043632108      902    33118 SH       SOLE                    33118
BREITBURN ENERGY PARTNERS LP   COM UT LTD PTN   106776107     6124   410478 SH       SOLE                   410478
CHARTER COMMUNICATIONS INC     COM              16117M305     8290   240293 SH       SOLE                   240293
COMCAST CORP NEW               CL A             20030N101     4613   245000 SH       SOLE                   245000
COMVERSE TECHNOLOGY INC        COM              205862402     5679   684168 SH       SOLE                   684168
COOPER COS INC                 COM NEW          216648402     2041    52500 SH       SOLE                    52500
EPOCH HOLDING CORP             COM              29428R103      246    21789 SH       SOLE                    21789
JOHNSON & JOHNSON              COM              478160104     6716   103000 SH       SOLE                   103000
LIBERTY GLOBAL INC             COM SER A        530555101    23549   807593 SH       SOLE                   807593
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708     2444    44702 SH       SOLE                    44702
NBTY INC                       COM              628782104       82     1700 SH       SOLE                     1700
NEUTRAL TANDEM INC             COM              64128B108     3359   210230 SH       SOLE                   210230
NII HLDGS INC                  CL B NEW         62913F201    13921   333995 SH       SOLE                   333995
PENN NATL GAMING INC           COM              707569109     5910   212500 SH       SOLE                   212500
PINNACLE ENTMT INC             COM              723456109     8216   843488 SH       SOLE                   843488
SANDRIDGE ENERGY INC           COM              80007P307     8600  1116910 SH       SOLE                  1116910
SYMANTEC CORP                  COM              871503108     1115    65842 SH       SOLE                    65842